UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05133

High Income Securities Fund
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

High Income Securities Fund
c/o US Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

Copy to:
Thomas R. Westle, Esq.
Blank Rome LLP
1271 Avenue of the Americas
New York, NY 10020

Registrant's telephone number, including area code: 1-888-898-4107

Date of fiscal year end: August 31, 2019

Date of reporting period: July 1, 2018– June 30, 2019

Item 1. Proxy Voting Record.

Name of Fund:	High Income Securities Fund. (PCF)
Period:	2019

Company Name	Meeting Date	CUSIP	Ticker
FS KKR Capital	6/14/2019	302635107	FSK
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
Mirror Vote	For	1. DIRECTOR	Issuer
Barbara Adams
Frederick Arnold
Michael C. Forman
Jerel A. Hopkins
Mirror Vote	For
2. To approve the application of the reduced asset coverage requirements in Section 61(a)(2) of the Investment Company Act of 1940, as amended, to the Company, which would permit the Company to increase the maximum amount of leverage that it is permitted to incur by reducing the asset coverage requirement applicable to the Company from 200% to 150%.
Issuer
Mirror Vote	For	3. To approve the proposal to allow the Company in future offerings to sell its shares below net asset value per share in order to provide flexibility for future sales.	Issuer

Name of Fund:	High Income Securities Fund. (PCF)
Period:	2019

Company Name	Meeting Date	CUSIP	Ticker
Black Ridge Acquistion Corp.	6/28/2019	09216T107	BRAC
	Management Recommended Vote	Proposal	Propose by issuer or shareholder
For	For	1. To consider and vote upon a proposal to approve and adopt the Agreement and Plan of Reorganization, dated as of December 19, 2018, and to approve the transactions contemplated thereby.	Issuer
For	For
2a.To approve amendments to the amended and restated certificate of incorporation of BRAC, effective following the business combination, to: change the name of BRAC from "Black Ridge Acquisition Corp." to "Allied Esports Entertainment, Inc."
Issuer
For	For
2b. To approve amendments to the amended and restated certificate of incorporation of BRAC, effective following the business combination, to: increase the number of authorized shares of BRAC Common Stock
Issuer
For	For
2c. To approve amendments to the amended and restated certificate of incorporation of BRAC, effective following the business combination, to: remove provisions that will no longer be applicable to BRAC after the business combination.
Issuer
For	For	3a. To Elect the following Class A Director to serve until 2020 annual meeting: Ken DeCubellis	Issuer
For	For	3b. To Elect the following Class A Director to serve until 2020 annual meeting: Lyle Berman	Issuer
For	For	3c. To Elect the following Class A Director to serve until 2020 annual meeting: Benjamin Oehler	Issuer
For	For	3d. To Elect the following Class B Director to serve until 2021 annual meeting: Dr. Kan Hee Anthony Tyen	Issuer
For	For	3e. To Elect the following Class B Director to serve until 2021 annual meeting: Ho min Kim	Issuer
For	For	3f. To Elect the following Class B Director to serve until 2021 annual meeting: Bradley Berman	Issuer
For	For	3g. To Elect the following Class B Director to serve until 2021 annual meeting: Joseph Lahti	Issuer
For	For	3h. To Elect the following Class C Director to serve until 2022 annual meeting: Frank Ng	Issuer
For	For	3l.To Elect the following Class C Director to serve until 2022 annual meeting: Eric Yang	Issuer
For	For	3j.To Elect the following Class C Director to serve until 2022 annual meeting: Adam Pliska	Issuer
For	For	3k.To Elect the following Class C Director to serve until 2022 annual meeting: Maya Rogers	Issuer
For	For	4. To approve an equity incentive plan to be effective upon consummation of the business combination	Issuer
For	For	5. To adjourn the annual meeting to a later date or dates if determined by the officer presiding over the meeting.	Issuer

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  High Income Securities Fund

By (Signature and Title)*  /s/ Andrew Dakos
                                          Andrew Dakos, President

Date 7/29/2019

* Print the name and title of each signing officer under his or her signature.